Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company has only one reportable segment, Metals. The Company’s marketing strategy focuses on distributing highly engineered specialty grades and alloys of metals as well as providing specialized processing services designed to meet very precise specifications. Core products include alloy, aluminum, stainless steel, nickel, carbon and titanium. Inventories of these products assume many forms such as plate, sheet, extrusions, round bar, hexagon bar, square and flat bar, tubing and coil. Depending on the size of the facility and the nature of the markets it serves, service centers are equipped as needed with bar saws, plate saws, oxygen and plasma arc flame cutting machinery, trepanning machinery, boring machinery, honing equipment, water-jet cutting equipment, stress relieving and annealing furnaces, surface grinding equipment, CNC machinery and sheet shearing equipment. The Company also performs various specialized fabrications for its customers through pre-qualified subcontractors that thermally process, turn, polish, cut-to-length and straighten alloy and carbon bar.
The Company operates primarily in North America. Net sales are attributed to countries based on the location of the Company’s subsidiary that is selling direct to the customer and exclude assessed taxes such as sales and excise tax. Company-wide geographic data is as follows:

	Year Ended December 31,
	2019	2018
Net sales
United States	$360,748	$379,155
Canada	42,468	47,454
Mexico	49,915	62,431
France	53,644	50,900
China	34,897	25,288
All other countries	17,919	16,742
Total	$559,591	$581,970

	December 31,
	2019	2018
Long-lived assets
United States	$38,482	$43,698
Canada	2,508	2,579
Mexico	3,233	3,549
France	1,961	2,162
China	374	384
All other countries	881	828
Total	$47,439	$53,200